Segment Information	12 Months Ended
Mar. 31, 2026
Segment Information
Segment Information

Note 11 - Segment Information

The segments are determined in accordance with the management approach under ASC280. The Company’s CODM, identified as the CEO, regularly reviews financial performance through revenues and gross profit from operations to assess performance and allocate resources. The segment structure is evaluated regularly to ensure consistency with internal management reporting and to reflect any organizational changes or changes in how the CODM allocates resources and evaluates performance.

The Company has concluded that consolidated net loss is the primary measure of segment profitability. The CODM assesses performance for the Company, monitors budget versus actual results, and determines how to allocate resources based on consolidated net loss as reported in the consolidated statements of operations and comprehensive loss. There are no other expense categories regularly provided to the CODM that are not already included in the primary financial statements herein.

For the year ended March 31, 2026:

	Campus and education services	International education & testing	AI application & enterprise solution	Total

Revenue	$6,993,121	$92,189	$396,101	$7,481,411
Cost of sales	(5,402,824)	(43,781)	(150,961)	(5,596,566)
Gross profit	$1,590,297	$48,408	$245,140	$1,883,845

For the year ended March 31, 2025:

	Campus and education services	International education & testing	AI application & enterprise solution	Total

Revenue	$5,841,937	$—	$843,450	$6,685,387
Cost of sales	(2,316,979)	—	(575,537)	(2,892,516)
Gross profit	$3,524,958	$—	$267,913	$3,792,871

Substantially all of the Company’s revenue and long-lived assets are located in the PRC, no geographical segment information is presented.